Equity (Details) - USD ($) $ / shares in Units, $ in Thousands											1 Months Ended		12 Months Ended
	Oct. 29, 2020	Oct. 21, 2020	Jun. 08, 2020	May 07, 2020	Mar. 03, 2020	May 20, 2019	Apr. 18, 2019	Jan. 09, 2019	Dec. 15, 2018	Nov. 27, 2018	May 31, 2020	Jan. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 10, 2019
Equity (Details) [Line Items]
Investment agreement, description													the Group recognized an accrual of $1,987 and $2,124, respectively, in unrecognized tax benefits and its interest (Note 17). The final outcome of the tax uncertainty is dependent upon various matters including tax examinations, interpretation of tax laws or expiration of statutes of limitation. However, due to the uncertainties associated with the status of examinations, including the protocols of finalizing audits by the relevant tax authorities, there is a high degree of uncertainty regarding the future cash outflows associated with these tax uncertainties. As of December 31, 2019 and 2020, the Group classified the accrual for unrecognized tax benefits as a non-current liability.	The final outcome of the tax uncertainty is dependent upon various matters including tax examinations, interpretation of tax laws or expiration of statutes of limitation. However, due to the uncertainties associated with the status of examinations, including the protocols of finalizing audits by the relevant tax authorities, there is a high degree of uncertainty regarding the future cash outflows associated with these tax uncertainties. As of December 31, 2019 and 2020, the Group classified the accrual for unrecognized tax benefits as a non-current liability.
Cancelled ordinary shares (in Shares)						966,136
Settlement of arbitration related, description										the Secretariat of the International Court of Arbitration for the International Chamber of Commerce issued a final award to Samsung Electronics Co., Ltd. (“Samsung”) that constituted the final decision on the Group’s dispute with Samsung over a sales contract. The court order required the Group to pay to Samsung total payments of $4,650 including: i) $4,280 as the “Principal Amount”, plus (ii) accrued interest of $370 computed from March 31, 2019 on the outstanding balance of the Principal Amount at a simple interest rate of 9% per annum (together with the Principal Amount, collectively referred to as the “Settlement Payment”). On April 26, 2019, the Group entered into a settlement agreement with Samsung according to which, the Group shall pay the full and total amount of the Settlement Payment in equal monthly installments over a period of twenty-four months beginning on March 31, 2019. In addition, a total of 2,209,728 ordinary shares were issued to Samsung as escrow shares in the year 2019 as security for the payments. The Group recorded the fair value of the shares issued in an aggregate of $6,401 in additional paid-in capital, with a corresponding amount included in subscription receivable. Due to cash constraints, particularly due to the COVID-19 pandemic, the Group has not made monthly installments to Samsung since the fourth quarter of 2019, and Samsung has not pursued alternative means of repayment from the Group as of the filing of this annual report. (f) Investment in Shenzhen Crave Communication Co., Ltd.
Ordinary shares issued (in Shares)																183,342
Ordinary shares issuance related, description								the Group issued an aggregate of 780,000 ordinary shares to certain advisors, in exchange for their services related to investors relations during the year ended December 31, 2019. The 780,000 shares were fully vested as of December 31, 2019. The Group recorded the fair value of the shares in an amount of $2,493 in compensation expenses which was included in general and administrative expenses.
Total amount													$ 150
Value of share issued, percentage													41.91%
Stock price (in Dollars per share)				$ 1.560
Gain on debt settlement				$ 484									$ 26
Issuance value of ordinary shares													1,988
General and administrative expense													937
Financing expense													182
Repay of principal amount														$ 2,295	$ 4,000
Share Purchase Agreement [Member]
Equity (Details) [Line Items]
Investment agreement, description									the Group entered into a Share Purchase Agreement (“Purchase Agreement”) with Shanghai KADI Machinery Technology Co., Ltd. (“KADI SH”), KADI Technologies Limited (“KADI HK”) (collectively, “KADI”) and Lin Hu and Shou Huajun, the sole shareholders of KADI SH and KADI HK (the “KADI’s Selling Shareholders”), for the purchase of 60% of the issued and outstanding ordinary shares of KADI SH (“KADI SH Shares”) and 60% of the issued and outstanding ordinary shares of KADI HK (“KADI HK Shares”, together with the KADI SH Shares, the “KADI Shares”). The transaction with KADI consists of total cash consideration of $4,600 in installments and share consideration equivalent to $9,750 in installments upon achievement of earn-outs by KADI SH from 2018 to 2021. As of December 31, 2018, $600 was prepaid to KADI SH. The transaction did not close as of December 31, 2019 due to KADI not able to present audited financial statements as required by the earn-out provisions of the agreement and that KADI has not performed the ownership change registration at the local jurisdiction. Although KADI was not able to present audited financial statements as required by the earn-out provisions of the agreement and has not performed the ownership change registration, 1,632,555 of Borqs’ ordinary shares were issued to KADI on January 9, 2019, for which the Group recorded the fair value of these shares in an aggregate of $5,217 in additional paid-in capital, with a corresponding amount included in subscription receivable. As a result, future capital commitments for KADI has been voided due to KADI’s breach of provisions of the agreements. As of the filing of this annual report, the Group has cancelled all the ordinary shares of 589,005 shares, which were issued into escrow account with KADI. Also, the Group is in negotiation with KADI for a reduced ownership of KADI or a recission of the acquisition.
Equity Financing Agreement [Member]
Equity (Details) [Line Items]
Equity financing agreement, description							the Group entered into an equity financing agreement with Chongqing Youtong owned by the Chongqing Government in the PRC. According to the agreement, Chongqing Youtong purchased 9.9 % equity interest of the Company equivalent to 3,734,283 ordinary shares with a total purchase consideration of $13,865 on May 16, 2019, for which 75% of the total purchase consideration amounting to $10,399 in cash was received. The remaining 25% of the total purchase consideration amounting to $3,466 will be contributed in the form of real property and equipment (the “Property Investment”) by Chongqing Youtong within six months from May 16, 2019 the date that the cash investment portion was completed. However, as of the filing of this annual report, the Property Investment has not yet been completed; and the Company is in the process of negotiating the acceptable value of the real property and equipment from Chongqing Youtong. The shares are unregistered and are subject to lock up provisions for one year.
Advisor [Member]
Equity (Details) [Line Items]
Ordinary shares issued (in Shares)													10,169,371
Compensation expenses													$ 14,372
Coming Technologies Limited [Member]
Equity (Details) [Line Items]
Total amount											$ 1,998
Amount payable for product											880
Amount of settlement											$ 880
Purchase amount												$ 937
Debts repayments with ordinary shares, description											Coming Tech had already manufactured the products and Borqs became liable for the total of amount of $937.
Liable for total amount											$ 937
Compensation settlement amount											$ 182
Value of share issued, percentage											10.00%
TianFu [Member]
Equity (Details) [Line Items]
Repayment amount											$ 658
Accounts payable													658
EPIC [Member]
Equity (Details) [Line Items]
Repayment amount											$ 222
Accounts payable													$ 222
American West Pacific International Investment Corporation [Member]
Equity (Details) [Line Items]
Debts repayments with ordinary shares, description		the Court issued an agreed order for the settlement of the claim and approved the issuance of 527,081 common shares of the Company in exchange for the settlement. The shares issued on October 29, 2020 at the closing price of the Company stock of $0.961 per share. The Company recognized loss of $101 in loss on debt settlement during fiscal year 2020. Significantly affected by the pandemic during 2020 when business activities dropped over 70% from the prior year, operational cash flow was severely challenged and we could not payback this loan in cash.
Repay of principal amount			$ 400
Collateral restricted ordinary shares (in Shares)													4,000,000
Collateral restricted ordinary shares, description					the Group entered into an agreement with AWP. The Group has been offered a term loan for 6 months with interest at 12% per annum. According to the agreement, the Group issued 4,000,000 restricted ordinary shares to be held in escrow at Continental Stock Transfer & Trust Company as collateral. The Group recorded the fair value of the shares issued in an aggregate of $4,080 in additional paid-in capital, with a corresponding amount included in subscription receivable.
Beijing Zhongpeng Law Firm [Member]
Equity (Details) [Line Items]
Debts repayments with ordinary shares, description	the Court issued an agreed order for the settlement of the claim and approved the issuance of 1,580,929 common shares of the Company in exchange for the settlement. The shares issued on November 4, 2020 at the closing price of the Company stock of $0.995 per share. The Company recognized loss of $356 in loss on debt settlement during fiscal year 2020. Significantly affected by the pandemic during 2020 when business activities dropped over 70% from the prior year, operational cash flow was severely challenged and we could not payback these back-due fees in cash.
Consulting legal fees and costs													$ 1,200